UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2006

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			May 8, 2006

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		33

Form 13F Information Table Value Total:	   2,864,453


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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

NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

3Com Corporation                     COMM          885535104        450       86,625     SH     SOLE            86,625
Activision, Inc                      COMM          004930202      24371    1,744,510     SH     SOLE         1,744,510
AMN Healthcare Services, Inc.        COMM          001744101      79358    4,232,453     SH     SOLE         4,232,453
Amylin Pharmaceuticals, Inc.         COMM          032346108     797682   17,022,666     SH     SOLE        17,022,666
Arqule Inc.                          COMM          04269E107      22739    4,195,406     SH     SOLE         4,195,406
Atherogenetics, Inc.                 COMM          047439104      53318    3,229,415     SH     SOLE         3,229,415
AutoImmune Inc.                      COMM          052776101       1616    1,042,800     SH     SOLE         1,042,800
Berkshire Hathaway Inc. Class B      COMM          084670207      20738        6,925     SH     SOLE             6,925
ConocoPhillips                       COMM          20825C104      38880      600,000     SH     SOLE           600,000
Cross Country Healthcare, Inc.       COMM          227483104      72001    3,825,784     SH     SOLE         3,825,784
Campbell Soup                        COMM          134429109      99766    3,065,000     SH     SOLE         3,065,000
Devon Energy Corporation             COMM          25179M103      12570      199,496     SH     SOLE           199,496
Echostar Communications              COMM          278762109       2060       70,392     SH     SOLE            70,392
El Paso Corp                         COMM          28336L109     257723   21,090,300     SH     SOLE        21,090,300
Genesis Microchip Inc.               COMM          37184C103      98792    5,300,000     SH     SOLE         5,300,000
Hanover Compressor                   COMM          410768105      75315    4,113,300     SH     SOLE         4,113,300
i2 Technologies, Inc.                COMM          465754208        115        6,592     SH     SOLE             6,592
KFX, Inc.                            COMM          48245L107      90716    4,984,400     SH     SOLE         4,984,400
MIPS Technologies Inc.               COMM          604567107       8735    1,155,376     SH     SOLE         1,155,376
M-Systems Flash Disk Pioneer         COMM          M7061C100      93828    3,460,994     SH     SOLE         3,460,994
National Semiconductor Corp          COMM          637640103       3365      117,644     SH     SOLE           117,644
Neose Technologies                   COMM          640522108      12652    4,584,132     SH     SOLE         4,584,132
New York Times Class A               COMM          650111107      13948      550,000     SH     SOLE           550,000
Pain Therapeutics, Inc.              COMM          69562K100      80752    7,435,741     SH     SOLE         7,435,741
Palm, Inc                            COMM          696643105        270       12,848     SH     SOLE            12,848
PYR Energy Corporation               COMM          693677106       4906    3,634,000     SH     SOLE         3,634,000
Seagate Technology                   COMM          G7945J104     222635    8,734,200     SH     SOLE         8,734,200
Talisman Energy Inc.                 COMM          87425E103     303591    5,556,200     SH     SOLE         5,556,200
Telik, Inc.                          COMM          87959M109     181796    9,366,084     SH     SOLE         9,366,084
Union Pacific                        COMM          907818108     115963    1,250,000     SH     SOLE         1,250,000
VIVUS, Inc.                          COMM          928551100         34       10,300     SH     SOLE            10,300
World Fuel Services Corp.            COMM          981475106      57340    1,387,700     SH     SOLE         1,387,700
Zymogenetics Inc.                    COMM          98985T109      16429      755,000     SH     SOLE           755,000

05/06 EDGAR FILING Form 13F